Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	125.2103		102.749214
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	5.237986		5.580497
Average rate	5.049046	5.404575
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.292481		1.270792
Average rate	1.268356	1.2453
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	4,131.94		3,977.14
Average rate	3,920.73	3,630.5
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	6.702977		6.352382
Average rate	6.458363	6.471074
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.962742		0.882924
Average rate	0.913529	0.827754
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	19.98468		20.583378
Average rate	20.32413	20.275664
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.826224		0.741903
Average rate	0.768921	0.719643
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.779		3.976006
Average rate	3.800274	3.708425
South Korean Won [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,301		1,188.32
Average rate	1,221.3	1,114.07
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	16.380406		15.947907
Average rate	15.476459	14.650513